(20) Commitments and Contingencies (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2013	Jun. 30, 2013 Camacho Melendez et al v. Commonwealth of Puerto Rico and International Surveillance Services Corporation
Complaint seeking damages	$210,000	$2,110,000